Goodwill - Summary of Changes in Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Beginning balance	£ 5,734	£ 5,965
Goodwill Ending Balance	5,789	5,734
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Beginning balance	5,734	5,965
Exchange adjustments	199	(228)
Transfer to assets held for sale	(144)	(3)
Goodwill Ending Balance	£ 5,789	£ 5,734